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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-002361

ING Intermediate Bond Portfolio

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)        (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Intermediate Bond Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2010 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 36.2%
		Advertising: 0.2%
$3,280,000	S	Interpublic Group of Cos., Inc., 10.000%, due 07/15/17	$3,726,900
			3,726,900
		Agriculture: 0.4%
6,994,000	S	Altria Group, Inc., 9.700%, due 11/10/18	8,613,174
			8,613,174
		Apparel: 0.2%
4,350,000	S	Hanesbrands, Inc., 8.000%, due 12/15/16	4,524,000
			4,524,000
		Banks: 6.6%
4,100,000	S	Bank of America Corp., 5.420%, due 03/15/17	4,057,598
6,229,000	S	Bank of America Corp., 8.000%, due 12/29/49	6,364,798
3,090,000		Bank of Ireland, 0.886%, due 12/29/49	1,236,000
12,377,000	#	Barclays Bank PLC, 6.050%, due 12/04/17	12,783,485
7,958,000	#	Barclays Bank PLC, 7.375%, due 06/29/49	7,798,840
7,452,000	S	Citigroup, Inc., 5.000%, due 09/15/14	7,448,833
4,753,000	S	Citigroup, Inc., 6.010%, due 01/15/15	4,998,521
5,731,000		Citigroup, Inc., 8.500%, due 05/22/19	6,700,106
6,112,000		Discover Bank/Greenwood DE, 8.700%, due 11/18/19	6,705,377
3,280,000	#	Dresdner Funding Trust I, 8.151%, due 06/30/31	2,608,171
11,366,000	S	Fifth Third Bancorp., 8.250%, due 03/01/38	11,976,331
9,273,000		First Tennessee Bank NA, 5.650%, due 04/01/16	8,942,010
2,731,000	S	Goldman Sachs Group, Inc., 5.375%, due 03/15/20	2,710,894
8,271,000	S	Goldman Sachs Group, Inc., 6.250%, due 09/01/17	8,907,941
3,734,000		JPMorgan Chase Bank NA, 5.875%, due 06/13/16	4,022,328
7,737,000	#	Lloyds TSB Bank PLC, 5.800%, due 01/13/20	7,562,763
5,899,000	S	Morgan Stanley, 4.100%, due 01/26/15	5,873,623
8,333,000	S	Morgan Stanley, 4.750%, due 04/01/14	8,516,309
4,206,000	S	Morgan Stanley, 7.300%, due 05/13/19	4,654,667
10,406,000	S	National City Preferred Capital Trust I, 12.000%, due 12/29/49	12,120,617
9,695,000	#	Rabobank, 11.000%, due 12/29/49	12,512,668
3,084,000	S	USB Capital XIII Trust, 6.625%, due 12/15/39	3,131,990
5,798,000	S	Wachovia Bank NA, 6.600%, due 01/15/38	5,984,626
2,091,000	S	Wachovia Corp., 5.250%, due 08/01/14	2,198,477
7,105,000	S	Wells Fargo Capital XIII, 7.700%, due 12/29/49	7,371,438
			167,188,411
		Beverages: 0.3%
4,714,000	#	Anheuser-Busch InBev Worldwide, Inc., 5.375%, due 11/15/14	5,110,994
1,792,000	#	Anheuser-Busch InBev Worldwide, Inc., 7.750%, due 01/15/19	2,134,879
			7,245,873
		Chemicals: 0.7%
2,116,000	#	Chevron Phillips Chemical Co. LLC, 7.000%, due 06/15/14	2,385,989
3,316,000	#	Chevron Phillips Chemical Co. LLC, 8.250%, due 06/15/19	3,965,316
4,795,000	S	Dow Chemical Co., 7.600%, due 05/15/14	5,478,829
5,310,000	#	Nova Chemicals Corp., 8.375%, due 11/01/16	5,482,575
975,000	#	Nova Chemicals Corp., 8.625%, due 11/01/19	1,009,125
			18,321,834
		Coal: 0.3%
4,900,000	#	Arch Coal, Inc., 8.750%, due 08/01/16	5,206,250
955,000	#	Consol Energy, Inc., 8.000%, due 04/01/17	986,038
955,000	#	Consol Energy, Inc., 8.250%, due 04/01/20	986,038
			7,178,326
		Commercial Services: 0.6%
6,819,000	S	RR Donnelley & Sons Co., 8.600%, due 08/15/16	7,576,993
1,680,000	S	Service Corp. International, 7.000%, due 06/15/17	1,654,800
6,555,000	&, #	ServiceMaster Co, 10.750%, due 07/15/15	6,915,525
			16,147,318
		Computers: 0.5%
475,000	#	Brocade Communications Systems, Inc., 6.625%, due 01/15/18	485,688
5,425,000	#	Brocade Communications Systems, Inc., 6.875%, due 01/15/20	5,560,625
6,235,000	S	Seagate Technology, Inc., 6.800%, due 10/01/16	6,281,763
			12,328,076
		Diversified Financial Services: 3.6%
4,859,000	S	American Express Credit Corp., 7.300%, due 08/20/13	5,457,925
3,054,000	#	Cantor Fitzgerald L.P., 7.875%, due 10/15/19	3,065,630
3,840,000	S	Capital One Bank USA NA, 6.500%, due 06/13/13	4,200,749
5,127,000	S	Capital One Bank USA NA, 8.800%, due 07/15/19	6,204,993
5,412,000	S	Capital One Capital V, 10.250%, due 08/15/39	6,428,325
3,403,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	3,448,787
8,190,000	S	Credit Suisse/Guernsey, 5.860%, due 12/31/49	7,719,075
6,095,000	S	Ford Motor Credit Co., LLC, 8.125%, due 01/15/20	6,404,291
6,198,000	S	Fund American Cos., Inc., 5.875%, due 05/15/13	6,383,593
2,381,000	S	General Electric Capital Corp., 5.500%, due 01/08/20	2,433,815
3,166,000	S	General Electric Capital Corp., 5.875%, due 01/14/38	3,020,079
1,157,000	S	General Electric Capital Corp., 6.000%, due 08/07/19	1,224,757
7,130,000		General Electric Capital Corp., 6.875%, due 01/10/39	7,715,587
9,149,000	S	International Lease Finance Corp., 6.625%, due 11/15/13	8,911,455
1,333,000	#	International Lease Finance Corp., 8.625%, due 09/15/15	1,366,001

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount			Value
		Diversified Financial Services (continued)
$2,570,000	#	International Lease Finance Corp., 8.750%, due 03/15/17	$2,635,620
1,299,000	#	LBI Escrow Corp., 8.000%, due 11/01/17	1,349,336
4,167,000	S	Merrill Lynch & Co., Inc., 6.050%, due 05/16/16	4,254,274
230,000	S	Merrill Lynch & Co., Inc., 6.875%, due 04/25/18	248,249
1,585,000	#	New Communications Holdings, Inc., 7.875%, due 04/15/15	1,636,513
468,327	#	Power Receivable Finance, LLC, 6.290%, due 01/01/12	480,790
7,235,000	S	SLM Corp., 8.000%, due 03/25/20	7,057,005
4,098,000	±, I, X	Twin Reefs Pass-through Trust, 1.386%, due 12/10/49	—
			91,646,849
		Electric: 3.3%
5,335,000	S	AES Corp., 8.000%, due 10/15/17	5,441,700
3,604,000	#	Allegheny Energy Supply Co. LLC, 5.750%, due 10/15/19	3,562,900
2,816,000		Ameren Corp., 8.875%, due 05/15/14	3,252,086
940,000	S	Ameren Energy Generating Co., 6.300%, due 04/01/20	946,353
3,289,000	S	CMS Energy Corp., 6.250%, due 02/01/20	3,266,454
1,410,000	S	Commonwealth Edison Co., 6.150%, due 03/15/12	1,527,939
10,274,000		Commonwealth Edison Co., 6.950%, due 07/15/18	11,354,630
658,000	S	DTE Energy Co., 7.625%, due 05/15/14	749,240
2,834,000	S	Entergy Texas, Inc., 7.125%, due 02/01/19	3,183,427
2,201,000	S	FirstEnergy Solutions Corp., 4.800%, due 02/15/15	2,254,980
3,124,000	#	Iberdrola Finance Ireland Ltd., 3.800%, due 09/11/14	3,144,856
5,446,000	#	Iberdrola Finance Ireland Ltd., 5.000%, due 09/11/19	5,362,224
3,197,000	S	Indiana Michigan Power, 7.000%, due 03/15/19	3,614,467
2,236,000		Jersey Central Power and Light, 7.350%, due 02/01/19	2,593,335
660,675	#	Juniper Generation, LLC, 6.790%, due 12/31/14	613,961
3,504,000		Metropolitan Edison, 7.700%, due 01/15/19	4,085,485
2,398,000	S	Nevada Power Co., 7.125%, due 03/15/19	2,704,906
1,959,000	S	Nisource Finance Corp., 6.125%, due 03/01/22	2,048,223
9,278,000	S	NorthWestern Corp., 5.875%, due 11/01/14	9,514,904
3,856,000		Oncor Electric Delivery Co., 7.500%, due 09/01/38	4,526,084
2,117,000	S	Progress Energy, Inc., 6.050%, due 03/15/14	2,331,710
3,553,000	S	Sierra Pacific Power Co., 6.250%, due 04/15/12	3,796,349
4,210,000	S	Southwestern Electric Power, 5.550%, due 01/15/17	4,400,848
			84,277,061
		Electronics: 0.2%
4,360,000	S	Jabil Circuit, Inc., 7.750%, due 07/15/16	4,610,700
			4,610,700
		Energy - Alternate Sources: 0.0%
4,000,000	±, I, X	Greater Ohio Ethanol, LLC, 6.301%, due 12/31/13	—
4,900,000	±, I, X	Greater Ohio Ethanol, LLC, 12.630%, due 12/31/13	—
617,699	±, I, X	PEA Lima, LLC, 6.500%, due 03/20/14	—
			—
		Entertainment: 0.6%
6,350,000	S	AMC Entertainment, Inc., 8.750%, due 06/01/19	6,699,250
6,265,000	#	Pinnacle Entertainment, Inc., 8.625%, due 08/01/17	6,155,363
1,565,000	L	WMG Holdings Corp., 9.500%, due 12/15/14	1,584,563
			14,439,176
		Food: 1.3%
1,615,000	#	Dole Food Co., Inc., 8.000%, due 10/01/16	1,663,450
2,171,000	S	Kraft Foods, Inc., 5.375%, due 02/10/20	2,210,701
5,116,000	S	Kraft Foods, Inc., 6.125%, due 02/01/18	5,607,673
3,278,000	S	Kraft Foods, Inc., 6.125%, due 08/23/18	3,578,134
1,994,000	S	Kraft Foods, Inc., 6.500%, due 08/11/17	2,236,889
3,807,000	S	Kraft Foods, Inc., 6.500%, due 02/09/40	3,958,347
5,345,000	#	Smithfield Foods, Inc., 10.000%, due 07/15/14	5,986,400
995,000	S	TreeHouse Foods, Inc., 7.750%, due 03/01/18	1,034,800
5,780,000	S	Tyson Foods, Inc., 7.850%, due 04/01/16	6,242,400
			32,518,794
		Forest Products & Paper: 0.1%
2,508,000		Domtar Corp., 10.750%, due 06/01/17	3,059,760
			3,059,760
		Gas: 0.3%
6,588,000		Sempra Energy, 6.500%, due 06/01/16	7,369,455
			7,369,455
		Healthcare - Products: 0.4%
4,715,000	&, S	Biomet, Inc., 10.375%, due 10/15/17	5,210,075
3,032,000	S	Boston Scientific Corp., 4.500%, due 01/15/15	2,908,846
2,590,000	S	Boston Scientific Corp., 6.000%, due 01/15/20	2,451,171
			10,570,092
		Healthcare - Services: 0.4%
2,475,000	S	HCA, Inc., 9.250%, due 11/15/16	2,637,422
4,720,000	&, S	HCA, Inc., 9.625%, due 11/15/16	5,068,100
2,508,000	S	US Oncology, Inc., 9.125%, due 08/15/17	2,633,400
			10,338,922
		Holding Companies - Diversified: 0.3%
2,410,000	#	Reynolds Group DL Escrow, Inc./Reynolds Group Escrow LLC, 7.750%, due 10/15/16	2,488,325
3,726,000	#	Voto-Votorantim Ltd., 6.750%, due 04/05/21	3,698,055
			6,186,380
		Home Builders: 0.1%
2,306,000	S	Toll Brothers Finance Corp., 6.750%, due 11/01/19	2,334,101
			2,334,101
		Insurance: 3.2%
10,157,000		Aegon NV, 3.923%, due 12/31/49	6,692,447
6,987,000	S	American International Group, Inc., 5.850%, due 01/16/18	6,501,969

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount			Value
		Insurance (continued)
$8,151,000	S	Genworth Financial, Inc., 6.515%, due 05/22/18	$8,042,200
2,824,000	S	Hartford Financial Services Group, Inc., 5.250%, due 10/15/11	2,948,168
2,237,000	S	Hartford Financial Services Group, Inc., 5.500%, due 03/30/20	2,207,418
4,366,000	S	Hartford Financial Services Group, Inc., 6.000%, due 01/15/19	4,478,630
176,000	S	Hartford Financial Services Group, Inc., 6.625%, due 03/30/40	173,733
3,601,000		Lincoln National Corp., 8.750%, due 07/01/19	4,410,501
5,301,000	#	Pacific Life Insurance Co., 9.250%, due 06/15/39	6,587,733
3,494,000	#	Pacific LifeCorp, 6.000%, due 02/10/20	3,416,646
2,673,000	S	Principal Financial Group, Inc., 7.875%, due 05/15/14	3,027,442
9,213,000	S	Protective Life Corp., 8.450%, due 10/15/39	9,689,185
2,449,000	S	Prudential Financial, Inc., 4.750%, due 09/17/15	2,523,687
2,288,000	S	Prudential Financial, Inc., 5.700%, due 12/14/36	2,175,131
4,220,000		Prudential Financial, Inc., 6.000%, due 12/01/17	4,473,065
1,241,000		Prudential Financial, Inc., 6.625%, due 12/01/37	1,305,970
3,798,000	S	Prudential Financial, Inc., 7.375%, due 06/15/19	4,362,949
6,744,000	#	Teachers Insurance & Annuity Association of America, 6.850%, due 12/16/39	7,339,711
			80,356,585
		Investment Companies: 0.1%
2,657,000	#	Xstrata Finance Canada Ltd, 5.500%, due 11/16/11	2,788,535
			2,788,535
		Iron/Steel: 0.5%
1,500,000	S	ArcelorMittal, 7.000%, due 10/15/39	1,545,342
5,878,000	S	ArcelorMittal, 9.850%, due 06/01/19	7,482,900
3,870,000	S	Steel Dynamics, Inc., 7.750%, due 04/15/16	4,063,500
			13,091,742
		Lodging: 0.5%
8,757,000	#	Hyatt Hotels Corp., 6.875%, due 08/15/19	8,980,505
3,890,000	#	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.875%, due 11/01/17	3,977,525
			12,958,030
		Machinery - Diversified: 0.1%
3,240,000	#	Case New Holland, Inc., 7.750%, due 09/01/13	3,377,700
			3,377,700
		Media: 3.6%
4,730,000	#	Cablevision Systems Corp., 8.625%, due 09/15/17	5,025,625
7,625,000	#	Clear Channel Worldwide Holdings, Inc., 9.250%, due 12/15/17	7,975,281
761,000	S	Comcast Corp., 5.700%, due 05/15/18	808,193
2,093,000	S	Comcast Corp., 5.900%, due 03/15/16	2,289,248
2,810,000	S	Comcast Corp., 6.300%, due 11/15/17	3,100,689
3,002,000	S	Comcast Corp., 6.400%, due 03/01/40	3,061,557
3,373,000	S	Comcast Corp., 6.500%, due 01/15/17	3,754,992
3,935,000	#	COX Communications, Inc., 6.250%, due 06/01/18	4,191,601
3,513,000	#	COX Communications, Inc., 6.950%, due 06/01/38	3,814,285
3,376,000	#	Cox Enterprises, Inc., 7.375%, due 07/15/27	3,590,568
6,195,000	#	DirecTV Holdings, LLC, 5.200%, due 03/15/20	6,110,717
1,674,000	S	Discovery Communications, LLC, 5.625%, due 08/15/19	1,750,684
2,475,000	S	DISH DBS Corp., 7.125%, due 02/01/16	2,533,781
4,755,000	#	Mediacom LLC / Mediacom Capital Corp., 9.125%, due 08/15/19	4,927,369
1,927,000	S	News America, Inc., 6.150%, due 03/01/37	1,905,624
4,379,000	S	News America, Inc., 6.650%, due 11/15/37	4,620,327
6,000,000	S	News America, Inc., 6.900%, due 03/01/19	6,830,340
1,026,000	S	Time Warner Cable, Inc., 3.500%, due 02/01/15	1,027,999
6,737,000		Time Warner Cable, Inc., 8.750%, due 02/14/19	8,368,600
1,865,000		Time Warner Entertainment Co. LP, 8.375%, due 07/15/33	2,252,554
4,923,000		Time Warner, Inc., 5.500%, due 11/15/11	5,226,646
1,858,000	S	Time Warner, Inc., 6.200%, due 03/15/40	1,840,433
3,449,000	S	Time Warner, Inc., 7.700%, due 05/01/32	3,992,028
2,657,000	S	Viacom, Inc., 4.250%, due 09/15/15	2,697,586
			91,696,727
		Mining: 0.4%
2,796,000		Rio Tinto Finance USA Ltd., 8.950%, due 05/01/14	3,372,135
6,070,000	S	Teck Resources Ltd., 10.250%, due 05/15/16	7,253,650
			10,625,785
		Miscellaneous Manufacturing: 0.6%
2,835,000	#	Bombardier, Inc., 7.500%, due 03/15/18	2,969,663
2,835,000	#	Bombardier, Inc., 7.750%, due 03/15/20	2,976,750
8,169,000	S	General Electric Co., 5.250%, due 12/06/17	8,581,559
			14,527,972
		Office/Business Equipment: 0.1%
1,996,000	S	Xerox Corp., 4.250%, due 02/15/15	2,014,677
933,000	S	Xerox Corp., 5.625%, due 12/15/19	960,804
			2,975,481
		Oil & Gas: 0.7%
6,410,000	S	Newfield Exploration Co., 6.875%, due 02/01/20	6,490,125
4,060,000	S	Pioneer Natural Resources Co., 7.500%, due 01/15/20	4,197,622
6,235,000	S	Plains Exploration & Production Co., 8.625%, due 10/15/19	6,640,275
			17,328,022
		Oil & Gas Services: 0.0%
699,000		Weatherford International Ltd., 9.625%, due 03/01/19	885,892
			885,892
		Packaging & Containers: 0.1%
1,963,000	S	Solo Cup Co. / Solo Cup Operating Corp., 10.500%, due 11/01/13	2,080,780
			2,080,780
		Pipelines: 1.2%
4,483,000	S	Enbridge Energy Partners, 9.875%, due 03/01/19	5,834,616

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount			Value
		Pipelines (continued)
$3,770,000	S	Energy Transfer Partners, 9.700%, due 03/15/19	$4,779,467
1,893,000		Northwest Pipeline Corp., 7.000%, due 06/15/16	2,186,445
5,126,000	S	Plains All American Pipeline LP, 5.750%, due 01/15/20	5,266,278
4,333,000	#	Rockies Express Pipeline LLC, 5.625%, due 04/15/20	4,273,976
2,337,000		Trans-Canada Pipelines, 7.625%, due 01/15/39	2,857,095
2,894,000	S	Transcontinental Gas Pipe Line Corp., 6.400%, due 04/15/16	3,256,803
1,825,000	#	Williams Partners L.P., 5.250%, due 03/15/20	1,832,232
			30,286,912
		Real Estate: 0.6%
2,092,000	S	AvalonBay Communities, Inc., 5.700%, due 03/15/17	2,208,298
2,545,000	S	ProLogis, 6.875%, due 03/15/20	2,518,252
2,748,000	S	ProLogis, 7.375%, due 10/30/19	2,825,702
6,705,000	S	Simon Property Group, Inc., 6.750%, due 05/15/14	7,342,324
			14,894,576
		Retail: 1.0%
5,798,000	S	CVS Caremark Corp., 6.125%, due 09/15/39	5,782,032
2,890,000	S	CVS Caremark Corp., 6.600%, due 03/15/19	3,236,609
5,540,000	S	Limited Brands, Inc., 8.500%, due 06/15/19	6,204,800
2,660,000	#	QVC, Inc., 7.500%, due 10/01/19	2,726,500
6,275,000	#	Toys R Us Property Co. I LLC, 10.750%, due 07/15/17	7,028,000
			24,977,941
		Telecommunications: 3.1%
5,490,000	S	AT&T, Inc., 6.550%, due 02/15/39	5,790,501
4,623,000	S	AT&T, Inc., 6.700%, due 11/15/13	5,279,535
1,938,000	S	British Telecommunications PLC, 5.150%, due 01/15/13	2,050,503
4,066,000	S	British Telecommunications PLC, 5.950%, due 01/15/18	4,180,608
5,679,000	S	Cellco Partnership / Verizon Wireless Capital, LLC, 5.550%, due 02/01/14	6,211,622
4,094,000	S	CenturyTel, Inc., 7.600%, due 09/15/39	3,957,727
2,516,000	S	Cricket Communications, Inc., 10.000%, due 07/15/15	2,629,220
5,840,000	S	Crown Castle International Corp., 7.125%, due 11/01/19	5,942,200
4,125,000	S	Embarq Corp., 7.995%, due 06/01/36	4,194,040
2,375,000	S	Frontier Communications Corp., 8.125%, due 10/01/18	2,386,875
4,723,000	#	Intelsat Subsidiary Holding Co. Ltd., 8.875%, due 01/15/15	4,876,498
2,370,000	L	MetroPCS Wireless, Inc., 9.250%, due 11/01/14	2,435,175
2,360,000	S	Nextel Communications, Inc., 5.950%, due 03/15/14	2,212,500
3,140,000	#	Qwest Communications International, Inc., 7.125%, due 04/01/18	3,257,750
2,508,000	S	Qwest Communications International, Inc., 7.500%, due 02/15/14	2,564,430
2,475,000	S	Sprint Nextel Corp., 6.000%, due 12/01/16	2,246,063
1,782,000	S	Telefonica Emisones SAU, 5.855%, due 02/04/13	1,938,877
2,007,000	S	Telefonica Emisones SAU, 5.877%, due 07/15/19	2,153,435
2,441,000		Telefonica Emisones SAU, 6.421%, due 06/20/16	2,715,261
4,726,000	S	Verizon Communications, Inc., 8.950%, due 03/01/39	6,428,835
3,990,000	#	Virgin Media Secured Finance PLC, 6.500%, due 01/15/18	4,019,925
			77,471,580
		Total Corporate Bonds/Notes
		(Cost $852,229,454)	912,949,462
U.S. GOVERNMENT AGENCY OBLIGATIONS: 22.5%
		Federal Home Loan Mortgage Corporation##: 10.1%
25,950,000		3.000%, due 04/07/15	25,922,208
25,145,000	S	3.125%, due 03/16/15	25,214,903
28,320,000		3.250%, due 04/23/15	28,329,402
4,864,136		3.330%, due 03/15/38	4,866,933
3,755,551	^	4.883%, due 03/15/33	3,676,681
813,937		4.935%, due 04/01/35	855,083
9,907,587	^	5.000%, due 05/15/17-01/15/29	554,222
42,833,208		5.000%, due 08/15/16-02/15/35	45,481,924
48,671		5.057%, due 11/01/35	51,281
899,000	W	5.500%, due 05/01/37	946,338
76,382,593		5.500%, due 08/15/20-02/15/34	80,931,050
64,061		5.672%, due 03/01/36	67,999
854,000	W	6.000%, due 05/01/37	913,514
3,824,735	^	6.000%, due 04/15/33	530,432
27,213,995		6.000%, due 01/15/29-04/15/36	29,499,728
47,810,312	^	6.170%, due 10/15/37	5,539,241
9,763,371	^	6.520%, due 05/15/35	1,125,566
939,256		7.000%, due 09/01/26-11/01/31	1,051,436
386,311		7.500%, due 11/01/28	440,828
			255,998,769
		Federal National Mortgage Association##: 10.1%
7,451,481	^	4.000%, due 11/01/18	714,391
9,447,000	W	4.500%, due 05/01/24-06/01/37	9,553,027
1,034,912		4.667%, due 04/01/35	1,072,066
63,261,064		5.000%, due 12/01/23-05/01/39	65,888,864
1,217,983		5.011%, due 07/01/35	1,290,664
10,924,000	W	5.500%, due 05/01/37	11,473,619
22,722,190		5.500%, due 11/01/16-01/01/39	24,097,492
27,443,000	W	6.000%, due 06/01/37	29,205,362
5,868,360	^	6.000%, due 08/25/33	1,070,987
47,219,202		6.000%, due 06/01/16-12/25/49	50,735,932
22,574,042	^	6.204%, due 04/25/37	2,201,583
12,610,732	^	6.344%, due 06/25/36	1,394,669
5,280,982	^	6.354%, due 08/25/25	222,387
10,439,898	^	6.454%, due 08/25/26	1,300,545

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount			Value
		Federal National Mortgage Association## (continued)
$25,348,945	^	6.494%, due 01/25/37	$3,082,670
16,363,000	W	6.500%, due 05/01/37	17,684,836
5,867,967		6.500%, due 04/01/27-01/01/39	6,379,640
52,514,431	^	6.504%, due 10/25/35	6,301,280
10,404,956		7.000%, due 08/01/25-04/01/38	11,574,630
1,364,700		7.500%, due 11/01/29-01/25/48	1,555,141
139,422		10.000%, due 02/25/19	161,206
5,683,577		14.885%, due 03/25/38	6,194,565
516,043		27.616%, due 02/25/34	675,824
			253,831,380
		Government National Mortgage Association: 2.3%
38,908		3.125%, due 12/20/29	39,544
59,507		4.375%, due 04/20/28	61,434
7,394,973		4.500%, due 04/15/39	7,500,047
102,065,937	^	5.000%, due 04/20/38-06/16/39	10,997,381
3,900,000		5.000%, due 05/15/34	4,029,188
14,839,011		5.500%, due 09/15/38-09/20/39	15,724,465
83,527,835	^	5.960%, due 06/20/38-04/20/39	7,743,308
45,767,977	^	6.060%, due 05/20/39	4,954,301
25,864,734	^	6.160%, due 04/20/38	2,491,690
9,337,289	^	6.270%, due 05/16/38	1,089,288
1,608,823		6.500%, due 01/15/29-01/15/32	1,769,527
525,309		7.000%, due 04/15/26-05/15/32	589,806
852,927		7.500%, due 04/15/22-06/15/32	965,123
			57,955,102
		Total U.S. Government Agency Obligations
		(Cost $544,326,489)	567,785,251
U.S. TREASURY OBLIGATIONS: 18.7%
		U.S. Treasury Notes: 18.7%
204,125,000	L	0.875%, due 02/29/12	203,766,352
180,000	L	1.000%, due 03/31/12	179,972
2,798,000	S	1.375%, due 02/15/13	2,785,762
95,091,000	L	1.375%, due 03/15/13	94,563,530
29,860,000	L	2.375%, due 02/28/15	29,664,208
1,620,000	S	2.500%, due 03/31/15	1,615,955
21,977,500	L	3.625%, due 02/15/20	21,610,080
123,745,000	S	4.375%, due 11/15/39	117,055,098
		Total U.S. Treasury Obligations
		(Cost $472,663,450)	471,240,957
ASSET-BACKED SECURITIES: 5.2%
		Automobile Asset-Backed Securities: 2.6%
4,310,000	#	Bank of America Auto Trust, 1.390%, due 03/15/14	4,316,832
5,572,000	#	Bank of America Auto Trust, 1.670%, due 12/15/13	5,615,651
7,291,000	#	Bank of America Auto Trust, 3.030%, due 10/15/16	7,507,288
4,310,000	#	Bank of America Auto Trust, 3.520%, due 06/15/16	4,489,864
2,670,000		CarMax Auto Owner Trust, 2.400%, due 04/15/15	2,671,733
4,680,000		CarMax Auto Owner Trust, 5.810%, due 12/16/13	5,017,825
4,258,000		Harley-Davidson Motorcycle Trust, 2.620%, due 03/15/14	4,347,403
7,108,000		Harley-Davidson Motorcycle Trust, 3.190%, due 11/15/13	7,299,961
4,736,000		Harley-Davidson Motorcycle Trust, 5.520%, due 11/15/13	4,964,396
900,000		Honda Auto Receivables Owner Trust, 1.250%, due 10/21/13	899,736
1,526,000		Honda Auto Receivables Owner Trust, 1.980%, due 05/23/16	1,529,688
3,194,000		Honda Auto Receivables Owner Trust, 2.310%, due 05/15/13	3,254,473
4,887,000		Honda Auto Receivables Owner Trust, 4.880%, due 09/18/14	5,164,839
2,792,000		Hyundai Auto Receivables Trust, 2.030%, due 08/15/13	2,833,735
2,017,500		Nissan Auto Receivables Owner Trust, 4.280%, due 06/16/14	2,098,121
4,292,000		Volkswagen Auto Loan Enhanced Trust, 1.310%, due 01/20/14	4,301,757
			66,313,302
		Credit Card Asset-Backed Securities: 1.5%
1,095,000		Chase Issuance Trust, 5.120%, due 10/15/14	1,186,250
10,100,000		Chase Issuance Trust, 5.160%, due 04/16/18	11,044,385
15,447,000		Citibank Credit Card Issuance Trust, 5.300%, due 03/15/18	16,991,844
7,506,000		Discover Card Master Trust, 5.650%, due 03/16/20	8,237,031
			37,459,510
		Home Equity Asset-Backed Securities: 0.2%
350,262		Merrill Lynch Mortgage Investors Trust, 0.606%, due 07/25/34	255,130
2,250,330		Morgan Stanley Capital, Inc., 1.446%, due 06/25/33	1,710,860
54,416		Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	53,926
3,472,979		Specialty Underwriting & Residential Finance, 0.446%, due 12/25/36	2,959,418
32,499		Wells Fargo Home Equity Trust, 3.970%, due 05/25/34	32,448
500,000		Wells Fargo Home Equity Trust, 4.430%, due 05/25/34	500,746
			5,512,528
		Other Asset-Backed Securities: 0.9%
241,338		Amortizing Residential Collateral Trust, 0.496%, due 05/25/32	126,703
2,531,738		Bear Stearns Asset-Backed Securities, Inc., 0.626%, due 06/25/36	1,609,401
969,544		Bear Stearns Asset-Backed Securities, Inc., 0.646%, due 07/25/36	239,242
4,200,000	#	Carlyle High Yield Partners, 0.620%, due 08/11/16	3,984,750
519,557		CenterPoint Energy Transition Bond Co., LLC, 4.192%, due 02/01/20	554,068
319,879		Chase Funding Mortgage Loan Asset-Backed Certificates, 0.846%, due 07/25/33	284,870
4,482		Chase Funding Mortgage Loan Asset-Backed Certificates, 4.045%, due 05/25/33	4,434

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2010 (Unaudited) (continued)

Principal Amount			Value
		Other Asset-Backed Securities (continued)
$4,123,772		Credit-Based Asset Servicing and Securitization, LLC, 4.831%, due 08/25/35	$4,034,701
1,779,383		Credit-Based Asset Servicing and Securitization, LLC, 5.501%, due 12/25/36	1,295,946
3,360,000	#	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, due 12/25/37	3,240,341
2,876,000	#	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, due 12/25/37	2,146,979
1,985,692		Equity One, Inc., 5.050%, due 09/25/33	1,743,862
6,265,000	I, X	Hudson Mezzanine Funding, 1.004%, due 06/12/42	—
1,708,150		Lehman XS Trust, 0.526%, due 08/25/35	1,185,978
685,781		Merrill Lynch Mortgage Investors Trust, 0.426%, due 09/25/36	223,876
40,386		Residential Asset Mortgage Products, Inc., 0.866%, due 06/25/33	25,142
1,978,875		Structured Asset Securities Corp., 4.910%, due 06/25/33	1,466,286
			22,166,579
		Total Asset-Backed Securities
		(Cost $141,944,059)	131,451,919
COLLATERALIZED MORTGAGE OBLIGATIONS: 15.3%
657,550		American Home Mortgage Assets, 1.253%, due 02/25/47	54,046
3,880,153		American Home Mortgage Assets, 1.463%, due 09/25/46	857,085
12,763,303		American Home Mortgage Investment Trust, 0.626%, due 11/25/45	3,656,603
5,555,000		Banc of America Commercial Mortgage, Inc., 4.783%, due 07/10/43	5,677,152
7,556,000		Banc of America Commercial Mortgage, Inc., 5.179%, due 09/10/47	7,874,912
4,154,299		Banc of America Funding Corp., 5.500%, due 03/25/36	3,672,626
998,927		Bear Stearns Alternative-A Trust, 0.566%, due 07/25/34	701,536
206,108		Bear Stearns Commercial Mortgage Securities, 5.415%, due 04/12/38	207,430
8,266,886		Chase Mortgage Finance Corp., 5.406%, due 12/25/35	7,175,624
3,742,492		Chase Mortgage Finance Corp., 5.500%, due 11/25/35	3,538,126
1,532,839		Chase Mortgage Finance Corp., 6.000%, due 12/25/36	1,427,112
11,714,000		Citigroup Commercial Mortgage Trust, 5.699%, due 12/10/49	11,686,573
4,948,223	#	Citigroup Mortgage Loan Trust, Inc., 5.399%, due 11/19/35	4,534,033
189,488,784	#, ^	Citigroup/Deutsche Bank Commercial Mortgage Trust, 0.086%, due 12/11/49	1,525,991
4,704,992	#, ^	Commercial Mortgage Asset Trust, 0.874%, due 01/17/32	131,369
5,961,600		Commercial Mortgage Asset Trust, 6.975%, due 01/17/32	6,448,424
11,890,000	#	Commercial Mortgage Pass-through Certificates, 0.730%, due 07/16/34	11,313,518
7,148,000		Commercial Mortgage Pass-through Certificates, 4.715%, due 03/10/39	7,304,796
11,090,000		Commercial Mortgage Pass-through Certificates, 5.816%, due 12/10/49	11,108,661
3,155,313		Countrywide Home Loan Mortgage Pass-through Trust, 0.566%, due 04/25/35	639,561
8,896,081		Countrywide Home Loan Mortgage Pass-through Trust, 5.000%, due 04/25/35	7,696,902
10,646,351		Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, due 10/25/35	9,200,861
838,383		Credit Suisse First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	856,195
532,256		Credit Suisse First Boston Mortgage Securities Corp., 3.819%, due 05/15/36	530,477
1,232,000		Credit Suisse First Boston Mortgage Securities Corp., 6.133%, due 04/15/37	1,308,871
4,320,000	#	Credit Suisse Mortgage Capital Certificates, 5.342%, due 12/15/43	4,114,165
2,635,518		GMAC Mortgage Corp. Loan Trust, 4.604%, due 10/19/33	2,568,564
5,629,365		GMAC Mortgage Corp. Loan Trust, 5.260%, due 03/18/35	4,769,750
3,872,753		GMAC Mortgage Corp. Loan Trust, 5.399%, due 11/19/35	3,390,472
88,137		GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	87,588
5,651,000		Greenwich Capital Commercial Funding Corp., 5.224%, due 04/10/37	5,684,653
10,695,000		Greenwich Capital Commercial Funding Corp., 5.444%, due 03/10/39	10,420,212
10,818,061		Greenwich Capital Commercial Funding Corp., 5.736%, due 12/10/49	10,536,838
12,440,000		Greenwich Capital Commercial Funding Corp., 5.886%, due 07/10/38	12,702,384
6,230,000		GS Mortgage Securities Corp. II, 5.560%, due 11/10/39	6,178,409
4,288,693		GSAA Trust, 5.242%, due 05/25/35	4,039,218
2,433,196		GSR Mortgage Loan Trust, 5.500%, due 07/25/35	2,187,605
576,389		Homebanc Mortgage Trust, 1.106%, due 08/25/29	360,088
748,940,361	^	JPMorgan Chase Commercial Mortgage Securities Corp., 0.156%, due 02/15/51	5,137,806
2,574,982		JPMorgan Chase Commercial Mortgage Securities Corp., 4.275%, due 01/12/37	2,651,760
10,940,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.180%, due 12/15/44	11,339,638
10,270,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%, due 05/15/47	10,032,110
10,020,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.399%, due 05/15/45	10,023,855
146,495		JPMorgan Chase Commercial Mortgage Securities Corp., 5.832%, due 04/15/45	147,697
161,556		JPMorgan Commercial Mortgage Finance Corp., 7.371%, due 08/15/32	162,178
10,294,925		JPMorgan Mortgage Trust, 4.779%, due 07/25/35	9,427,243
7,041,057		JPMorgan Mortgage Trust, 5.290%, due 07/25/35	6,581,793
10,340,550		JPMorgan Mortgage Trust, 5.404%, due 11/25/35	9,215,012
94,056		LB-UBS Commercial Mortgage Trust, 4.310%, due 02/15/30	94,092
9,946,000		LB-UBS Commercial Mortgage Trust, 5.197%, due 11/15/30	10,206,517
6,710,000		LB-UBS Commercial Mortgage Trust, 5.223%, due 06/15/29	6,903,210
5,000,000		LB-UBS Commercial Mortgage Trust, 5.372%, due 09/15/39	5,094,191
1,916,000		LB-UBS Commercial Mortgage Trust, 5.403%, due 02/15/40	1,957,246
11,220,000		LB-UBS Commercial Mortgage Trust, 5.424%, due 02/15/40	10,889,077
10,490,000		LB-UBS Commercial Mortgage Trust, 5.883%, due 06/15/38	11,037,077
1,600,000		LB-UBS Commercial Mortgage Trust, 6.155%, due 04/15/41	1,678,167
3,847,488		Lehman Mortgage Trust, 5.000%, due 12/25/35	3,394,739
3,132,054		Lehman Mortgage Trust, 6.420%, due 04/25/36	2,771,163
8,586,322	#	LVII Resecuritization Trust, 5.728%, due 11/27/37	8,699,017
58,794		MASTR Alternative Loans Trust, 6.500%, due 05/25/33	52,000
369,500		MASTR Alternative Loans Trust, 8.500%, due 05/25/33	354,599
190,397,077	#, ^	Merrill Lynch Mortgage Trust, 0.365%, due 08/12/43	3,701,281
6,250,000		Merrill Lynch Mortgage Trust, 4.747%, due 06/12/43	6,347,457
363,863		MLCC Mortgage Investors, Inc., 0.566%, due 01/25/29	303,570
999,959		Morgan Stanley Capital I, 5.037%, due 01/14/42	1,042,062
1,750,000		Morgan Stanley Capital I, 5.185%, due 11/14/42	1,839,410
1,840,000		Morgan Stanley Capital I, 5.685%, due 07/12/44	1,959,424
1,443,000		Morgan Stanley Capital I, 5.731%, due 07/12/44	1,491,509

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2010 (Unaudited) (continued)

	Principal Amount				Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
	$6,912,803		RAAC Series, 5.250%, due 09/25/34		$6,656,768
	9,837,886		Residential Funding Mortgage Securities I, 5.120%, due 08/25/35		8,303,756
	551,462		Sequoia Mortgage Trust, 0.510%, due 01/20/35		460,097
	13,457,305		Structured Adjustable Rate Mortgage Loan Trust, 5.500%, due 11/25/34		12,354,213
	1,042,593		Structured Asset Mortgage Investments, Inc., 0.477%, due 04/19/35		528,948
	858,780		Structured Asset Securities Corp., 5.500%, due 07/25/33		750,402
	1,504,625		Thornburg Mortgage Securities Trust, 0.616%, due 09/25/44		1,306,018
	9,540,000		Wachovia Bank Commercial Mortgage Trust, 5.308%, due 11/15/48		9,487,120
	2,389,444		Wachovia Bank Commercial Mortgage Trust, 5.506%, due 03/15/45		2,422,262
	6,590,263		Washington Mutual Mortgage Pass-through Certificates, 0.536%, due 09/25/46		505,113
	2,913,123		Washington Mutual Mortgage Pass-through Certificates, 6.000%, due 06/25/34		2,851,770
	2,495,422		Wells Fargo Mortgage-Backed Securities Trust, 4.863%, due 08/25/34		2,502,293
	3,922,386		Wells Fargo Mortgage-Backed Securities Trust, 5.000%, due 12/25/33		3,853,590
	4,569,000		Wells Fargo Mortgage-Backed Securities Trust, 5.304%, due 05/25/35		4,293,998
	8,752,418	#	Wells Fargo Mortgage-Backed Securities Trust, 5.311%, due 06/26/35		7,964,700
			Total Collateralized Mortgage Obligations
			(Cost $392,969,857)		384,944,378
MUNICIPAL BONDS: 0.0%
			California: 0.0%
	974,000	S	State of California, 7.625%, due 03/01/40		1,015,074
			Total Municipal Bonds
			(Cost $990,569)		1,015,074
OTHER BONDS: 3.1%
			Foreign Government Bonds: 3.1%
BRL	110,496,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/12		62,042,353
	$14,907,000	S, **	Deutsche Bank AG, London-Republic of Indonesia Government International Bond Credit Linked Notes, 13.150%, due 01/25/12		15,237,041
			Total Other Bonds
			(Cost $73,642,929)		77,279,394

	Shares				Value
PREFERRED STOCK: 0.3%
			Diversified Financial Services: 0.3%
	226,275	@, P	Citigroup Capital XII, 8.500%, due 06/11/10		$5,808,479
	108,000	@, P	JPMorgan Chase Capital XXIX, 6.700%, due 06/15/10		2,668,680
			Total Preferred Stock
			(Cost $8,356,875)		8,477,159
			Total Long-Term Investments
			(Cost $2,487,123,682)		2,555,143,594

	Principal Amount				Value
SHORT-TERM INVESTMENTS: 18.5%
			Commercial Paper: 3.6%
	$7,000,000		ASB Finance Ltd., 0.205%, due 05/20/10		$6,997,992
	10,000,000		Crown Point Capital Co., 0.800%, due 06/24/10		9,992,800
	16,000,000		CVS Caremark, 0.250%, due 04/07/10		15,999,222
	8,000,000		CVS Caremark, 0.250%, due 04/13/10		7,999,278
	2,475,000		Time Warner Cable, Inc., 0.200%, due 04/01/10		2,474,986
	24,250,000		United Health, 0.250%, due 04/01/10		24,249,832
	24,250,000		Volkswagen AG, 0.260%, due 04/05/10		24,249,113
			Total Commercial Paper
			(Cost $91,963,223)		91,963,223

	Shares				Value
			Affiliated Mutual Fund: 2.7%
	67,120,000		ING Institutional Prime Money Market Fund - Class I		$67,120,000
			Total Mutual Fund
			(Cost $67,120,000)		67,120,000
			Securities Lending Collateral(cc): 12.2%
	301,534,926		Bank of New York Mellon Corp. Institutional Cash Reserves, Series A (1)		301,534,926
	9,207,559	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		7,366,047
			Total Securities Lending Collateral
			(Cost $310,742,485)		308,900,973
			Total Short-Term Investments
			(Cost $469,825,708)		467,984,196
			Total Investments in Securities
			(Cost $2,956,949,390)*	119.8%	$3,023,127,790
			Other Assets and Liabilities - Net	(19.8)	(499,878,188)
			Net Assets	100.0%	$2,523,249,602

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2010 (Unaudited) (continued)

@	Non-income producing security
&	Payment-in-kind
MASTR	Mortgage Asset Securitization Transaction, Inc.
#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

W	Settlement is on a when-issued or delayed-delivery basis.
S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at March 31, 2010.
±	Defaulted security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

**	Structured Product
BRL	Brazilian Real
As of March 31, 2010, the Portfolio has pledged $1,700,000 in cash collateral to various counterparties for open derivative contracts.
*	Cost for federal income tax purposes is $2,958,953,064.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$118,198,262
	Gross Unrealized Depreciation	(54,023,536)
	Net Unrealized Appreciation	$64,174,726

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2010
Asset Table
Investments, at value
Preferred Stock	$—	$5,808,479	$2,668,680	$8,477,159
Corporate Bonds/Notes	—	911,713,462	1,236,000	912,949,462
U.S. Government Agency Obligations	—	567,785,251	—	567,785,251
U.S. Treasury Obligations	—	471,240,957	—	471,240,957
Asset-Backed Securities	—	131,325,216	126,703	131,451,919
Collateralized Mortgage Obligations	—	364,166,496	20,777,882	384,944,378
Municipal Bonds	—	1,015,074	—	1,015,074
Other Bonds	—	62,042,353	15,237,041	77,279,394
Short-Term Investments	368,654,926	91,963,223	7,366,047	467,984,196
Total Investments, at value	$368,654,926	$2,607,060,511	$47,412,353	$3,023,127,790
Other Financial Instruments+:
Forward foreign currency contracts	—	343,717	—	343,717
Futures	855,755	—	—	855,755
Swaps, at value	—	4,131,517	—	4,131,517
Total Assets	$369,510,681	$2,611,535,745	$47,412,353	$3,028,458,779

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(553,611)	$—	$(553,611)
Futures	(531,349)	—	—	(531,349)
Swaps, at value	—	(7,916,737)	—	(7,916,737)
Total Liabilities	$(531,349)	$(8,470,348)	$—	$(9,001,697)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2010
Asset Table
Investments, at value
Preferred Stock	$—	$2,700,000	$—	$—	$—	$(31,320)	$—	$—	$2,668,680
Corporate Bonds/Notes	66,531,087	—	—	2,821	—	181,218	—	(65,479,126)	1,236,000
Asset-Backed Securities	127,906	—	(4,623)	35	—	3,384	—	—	126,702
Collateralized Mortgage Obligations	22,304,520	3,995,663	(1,709,964)	12,384	198,734	624,802	—	(4,648,256)	20,777,883
Other Bonds	—	14,907,000	—	—	—	330,041	—	—	15,237,041
Short-Term Investments	7,366,047	—	—	—	—	—	—	—	7,366,047
Total Investments, at value	$96,329,560	$21,602,663	$(1,714,587)	$15,240	$198,734	$1,108,125	$—	$(70,127,382)	$47,412,353

As of March 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $798,060.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options.

Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2010 (Unaudited) (continued)

At March 31, 2010 the following forward foreign currency contracts were outstanding for the ING Intermediate Bond Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Indian Rupee
INR 718,681,828	BUY	4/9/10	$15,683,182	$15,995,656	$312,474
					$312,474
Brazilian Real
BRL 89,152,861	SELL	4/9/10	$49,681,171	$50,039,474	$(358,303)
Brazilian Real
BRL 21,268,683	SELL	4/9/10	11,968,871	11,937,628	31,243
Indonesian Rupiah
IDR 142,390,270,294	SELL	4/9/10	15,426,898	15,622,206	(195,308)
					$(522,368)

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2010 (Unaudited) (continued)

ING Intermediate Bond Portfolio Open Futures Contracts on March 31, 2010:

				Unrealized
	Number of			Appreciation/
Contract Description	Contracts	Expiration Date	Market Value	(Depreciation)
Long Contracts
Euro-Bund	448	06/08/10	$74,638,429	$423,352
Euro-Schatz	1,839	06/08/10	270,057,639	319,901
U.S. Treasury 5-Year Note	1,197	06/30/10	137,467,969	(132,438)
			$482,164,037	$610,815
Short Contracts
Euro-Bobl 5-Year	559	06/08/10	$88,397,471	$(80,738)
U.S. Treasury 2-Year Note	1,132	06/30/10	245,590,932	(73,575)
U.S. Treasury 10-Year Note	743	06/21/10	86,373,750	112,502
U.S. Treasury Long Bond	414	06/21/10	48,075,750	(244,598)
			$468,437,903	$(286,409)

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2010 (Unaudited) (continued)

ING Intermediate Bond Portfolio Credit Default Swap Agreements Outstanding on March 31, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

			(Pay)/ Receive					Upfront Premium	Unrealized
		Buy/Sell	Fixed	Termination	Notional		Market	Paid/	Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Rate (%)	Date	Amount (4)		Value (5)	(Received)	(Depreciation)
Morgan Stanley Capital Services Inc.	Domtar Inc. 7.875%, 10/15/11	Buy	(2.650)	09/20/11	USD	2,758,500	$(78,699)	$—	$(78,699)
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	1,710,000	366,454	401,533	(35,079)
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	3,460,000	741,481	779,757	(38,276)
JPMorgan Chase Bank, N.A. New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	13,751,000	2,946,851	1,686,474	1,260,377
							$3,976,087	$2,867,764	$1,108,323

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

			(Pay)/		Implied				Upfront
			Receive		Credit				Premium	Unrealized
		Buy/Sell	Fixed	Termination	Spread at	Notional		Market	Paid/	Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Rate (%)	Date	03/31/10 (%) (3)	Amount (4)		Value (5)	(Received)	(Depreciation)
UBS AG	Domtar Inc. 7.875%, 10/15/11	Sell	2.600	09/20/11	0.72	USD	2,761,000	$76,731	$—	$76,731
Citibank N.A., New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	34.32	USD	1,710,000	(865,886)	(446,777)	(419,109)
Citibank N.A., New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	34.32	USD	3,460,000	(1,752,026)	(986,163)	(765,863)
Goldman Sachs International	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	34.32	USD	3,435,000	(1,739,367)	(886,112)	(853,255)
JPMorgan Chase Bank, N.A. New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	34.32	USD	6,874,000	(3,480,759)	(889,889)	(2,590,870)
								$(7,761,307)	$(3,208,941)	$(4,552,366)

(1)       If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)       If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(3)       Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)       The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(5)       The market values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2010 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2010:

Derivatives Fair Value*
Interest rate contracts	$324,406
Credit contracts	(3,785,220)
Foreign exchange contracts	(209,894)
Total	$(3,670,708)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Intermediate Bond Portfolio

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 26, 2010
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 26, 2010